Recoverable Taxes (Tables)	9 Months Ended
Sep. 30, 2024
Recoverable Taxes [Abstract]
Schedule of Recoverable Taxes	Recoverable taxes as of September 30, 2024 and December 31, 2023 was comprised of the following:
	September 30, 2024	December 31, 2023
Value-added tax on sales and services - ICMS / IVA / VAT / GST	800,998	919,634
Social contribution on billings - PIS and COFINS	412,131	502,397
Withholding income tax - IRRF / IRPJ	957,720	1,196,502
Excise tax - IPI	18,803	22,004
Reintegra	8,135	8,905
Other	11,385	13,953
	2,209,172	2,663,395

Current	672,629	919,120
Non-current	1,536,543	1,744,275
	2,209,172	2,663,395